SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15 - 20
Promotional displays	10 - 25
Office furniture and equipment	20 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Schedule of Intangible Assets Amortization Rates
%

Patents	10
Technology	12.5 - 26.7
Customer relationships	10.3 - 36.4

Schedule of Fair Value Assumptions for Stock Options
	2021	2020

Dividend yield	0%	0%
Expected volatility	38.96%-42.17%	33.56%-36.45%
Risk-free interest	0.67%-1.19%	0.32%-1.51%
Contractual term	5-7 years	5-7 years
Forfeiture rate	13%	10%
Suboptimal exercise multiple	1.29	1.29

Schedule of Product Warranty Accrual
	December 31,
	2022	2021

Warranty provision, beginning of year	$157	$179
Charged to costs and expenses relating to new sales	235	112
Utilization or expiration of warranty	(155)	(135)
Foreign currency translation adjustments	(11)	1

Warranty provision, year end	$226	$157

Schedule of Changes in Allowance for Credit Losses Related to Accounts
	Year ended December 31,
	2022	2021

Balance at the beginning of the year	$125	$719
Credit losses expenses during the year	30	124
Customer write-offs or collections during the year	(46)	(716)
Exchange rate	(6)	(2)

	$103	$125

Schedule of Accumulated Other Comprehensive Income

	Year ended December 31,
	2022	2021	2020

Balance at the beginning of the year	$1,222	$34	$(627)
Foreign currency translation adjustments	(1,980)	(254)	661
Realized foreign currency translation adjustments	-	1,442	-

Total accumulated other comprehensive income (loss)	$(758)	$1,222	$34